Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Cash Earnouts	$ 0
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Customer credits redeemed	55,900,000	$ 7,400,000
Revenue from breakage	3,300	800,000
Increase and decrease in revenue	5,100	$ 15,300	$ 400
Cash Earnouts	3,900,000
Future milestone payments	$ 8,800,000